Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Property, Plant and Equipment

	Freehold land and buildings	Infrastructure and equipment	Assets under construction	Total data center assets	Office equipment and other	Total
		(€’000)
Cost:
As at January 1, 2017	176,421	1,315,971	111,803	1,604,195	46,761	1,650,956
Additions	28,712	83,216	160,004	271,932	8,765	280,697
Acquisitions through business combinations	5,440	11,272	—	16,712	109	16,821
Exchange differences	(1)	(11,181)	(1,020)	(12,202)	(510)	(12,712)
Disposals	—	(2,045)	—	(2,045)	(60)	(2,105)
Transfers	17,143	137,207	(154,350)	—	—	—
As at December 31, 2017	227,715	1,534,440	116,437	1,878,592	55,065	1,933,657
Accumulated depreciation and impairment:
As at January 1, 2017	(16,237)	(452,054)	—	(468,291)	(26,634)	(494,925)
Depreciation	(4,861)	(91,912)	—	(96,773)	(6,812)	(103,585)
Exchange differences	—	5,050	—	5,050	333	5,383
Disposals	—	1,881	—	1,881	60	1,941
As at December 31, 2017	(21,098)	(537,035)	—	(558,133)	(33,053)	(591,186)
Carrying amount as at December 31, 2017	206,617	997,405	116,437	1,320,459	22,012	1,342,471
Cost:
As at January 1, 2016	174,935	1,127,883	77,664	1,380,482	38,219	1,418,701
Additions	—	64,369	184,603	248,972	9,274	258,246
Exchange differences	6	(17,010)	(2,454)	(19,458)	(501)	(19,959)
Disposals	—	(5,801)	—	(5,801)	(231)	(6,032)
Transfers	1,480	146,530	(148,010)	—	—	—
As at December 31, 2016	176,421	1,315,971	111,803	1,604,195	46,761	1,650,956
Accumulated depreciation and impairment:
As at January 1, 2016	(12,652)	(385,095)	—	(397,747)	(21,882)	(419,629)
Depreciation	(3,584)	(78,680)	—	(82,264)	(5,302)	(87,566)
Exchange differences	(1)	5,920	—	5,919	319	6,238
Disposals	—	5,801	—	5,801	231	6,032
As at December 31, 2016	(16,237)	(452,054)	—	(468,291)	(26,634)	(494,925)
Carrying amount as at December 31, 2016	160,184	863,917	111,803	1,135,904	20,127	1,156,031
Cost:
As at January 1, 2015	168,505	962,405	74,758	1,205,668	29,951	1,235,619
Additions	6,437	13,113	140,637	160,187	8,404	168,591
Exchange differences	(7)	14,889	966	15,848	537	16,385
Disposals		(1,221)	—	(1,221)	(673)	(1,894)
Transfers	—	138,697	(138,697)	—	—	—
As at December 31, 2015	174,935	1,127,883	77,664	1,380,482	38,219	1,418,701
Accumulated depreciation and impairment:
As at January 1, 2015	(9,270)	(313,282)	—	(322,552)	(17,883)	(340,435)
Depreciation	(3,382)	(67,561)	—	(70,943)	(4,333)	(75,276)
Exchange differences	—	(5,332)	—	(5,332)	(321)	(5,653)
Disposals	—	1,080	—	1,080	655	1,735
As at December 31, 2015	(12,652)	(385,095)	—	(397,747)	(21,882)	(419,629)
Carrying amount as at December 31, 2015	162,283	742,788	77,664	982,735	16,337	999,072